Note A - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the Statements of Cash Flows, the Company considers all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents.